Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Sales:
Trade	$ 509,867,743		$ 391,056,002		$ 875,102,129		$ 786,122,246
Services income	575,636		565,020		1,036,838		1,088,279
(Impairment) of wells, pipelines, properties, plant and equipment, net	13,622,694		(34,573,356)		(699,170)		(40,193,684)
Cost of sales	384,356,219		306,874,481		647,025,006		587,829,302
Gross income	139,709,854		50,173,185		228,414,791		159,187,539
Distribution, transportation and sale expenses	3,943,851		7,022,655		7,669,633		11,267,346
Administrative expenses	49,473,420		57,546,077		96,421,777		104,461,951
Other revenues	1,280,692		4,073,061		4,185,957		16,435,185
Other expenses	2,090,691		777,253		3,520,326		7,405,536
Operating income	85,482,584		(11,099,739)		124,989,012		52,487,891
Welfare oil duty	69,250,688		47,225,596		116,951,434		103,067,978
Operating income (loss) after Welfare oil duty	16,231,896		(58,325,335)		8,037,578		(50,580,087)
Financing income	2,453,345	[1]	2,318,433	[1]	13,886,330	[2]	7,087,585	[2]
Financing (cost)	46,712,330	[3]	38,466,912	[3]	77,876,697	[4]	79,868,780	[4]
Derivative financial instruments (cost) income, net	(2,367,011)		19,084,845		(12,334,279)		20,932,405
Foreign exchange income (loss), net	49,267,052		134,685,055		40,331,652		119,627,066
Profit sharing in associates	191,438		298,801		381,061		366,102
Total taxes and other	1,040,005		78,531		394,222		1,376,867
Net (loss) income	18,024,385		59,516,356		(27,968,577)		16,187,424
Depreciation and amortization of wells, pipelines, properties, plant and equipment	44,582,644		37,493,932		87,740,819		73,397,952
Depreciation of rights of use	1,686,236		1,688,486		3,378,943		3,067,589
Net periodic cost of employee benefits	39,387,618		36,484,323		78,775,238		74,279,120
Interest income	2,014,123		2,208,194		4,965,847		5,408,589
Interest cost	32,618,349		34,600,527		59,538,566		72,985,312
Total current assets	514,927,961				514,927,961				$ 502,236,040
Total non-current assets	1,648,749,380				1,648,749,380				1,717,230,971
Total current liabilities	870,196,352				870,196,352				1,032,777,060
Total long-term liabilities	3,139,870,088				3,139,870,088				3,092,496,121
Total equity (deficit)	(1,846,389,099)		(2,005,586,533)		(1,846,389,099)		(2,005,586,533)		(1,905,806,170)	$ (1,983,775,736)
Intersegment eliminations
Sales:
Intersegment	(281,570,201)		(202,709,140)		(449,668,433)		(570,054,998)
Cost of sales	(280,008,316)		(201,008,473)		(446,220,477)		(557,788,759)
Transfer of goods and services	5,697,577		(564,484)		10,102,276		(564,483)
Gross income	(7,259,462)		(1,136,183)		(13,550,232)		(11,701,756)
Distribution, transportation and sale expenses	(902,603)		(500,311)		(1,776,107)		(2,137,876)
Administrative expenses	(207,226)		(376,893)		(335,383)		(9,259,968)
Transfer of services	(6,124,156)		(398,548)		(11,398,136)		(398,547)
Operating income	1,921		(1,716)		(105)		12,064
Operating income (loss) after Welfare oil duty	1,921		(1,716)		(105)		12,064
Financing income	(19,656,890)		(30,087,683)		(53,676,537)		(123,198,918)
Financing (cost)	(19,654,967)		(30,089,399)		(53,676,642)		(123,186,854)
Profit sharing in associates	(65,186,617)		(79,451,943)		(44,954,303)		(61,540,567)
Net (loss) income	(65,186,619)		(79,451,943)		(44,954,303)		(61,540,567)
Total current assets	(2,946,836,699)				(2,946,836,699)				(2,212,027,373)
Total current liabilities	(2,946,902,202)				(2,946,902,202)				(2,211,936,205)
Total long-term liabilities	(876,766,646)				(876,766,646)				(944,549,503)
Total equity (deficit)	1,350,379,920				1,350,379,920				1,369,194,860
Eliminations And Reconciling Items
Sales:
Other expenses	(27,398)		141,285		(40,501)		82,571
Total non-current assets	473,547,771				473,547,771				424,736,525
Exploration and Extraction
Sales:
Trade	64,687,077		54,167,767		96,646,114		126,009,210
Intersegment	307,960		2,146,794		482,056		109,304,916
Services income	6,261		912		12,556		8,345
(Impairment) of wells, pipelines, properties, plant and equipment, net	0		(28,964,956)				(37,993,336)
Cost of sales	79,792,480		87,222,437		157,376,803		170,389,112
Transfer of goods and services	(6,316,273)		(56,277,312)		(79,621,142)		(90,411,716)
Gross income	(8,474,909)		(3,594,608)		19,385,065		117,351,739
Distribution, transportation and sale expenses	128,650		41,069		232,013		97,720
Administrative expenses	8,294,982		8,254,385		16,593,225		21,791,284
Transfer of services	9,388,220		46,139,526		23,017,106		46,139,526
Other revenues	641,188		1,370,753		1,521,218		10,915,544
Other expenses	1,825,513		(2,556,795)		2,925,722		8,531,303
Operating income	(27,471,086)		(54,102,040)		(21,861,783)		51,707,450
Welfare oil duty	69,250,688		47,225,596		116,951,434		103,067,978
Operating income (loss) after Welfare oil duty	(96,721,774)		(101,327,636)		(138,813,217)		(51,360,528)
Financing income	255,427		459,577		19,416,394		19,442,739
Financing (cost)	40,899,498		31,491,427		66,068,672		83,128,629
Derivative financial instruments (cost) income, net	1,958,570		22,412,164		(8,209,538)		47,746,601
Foreign exchange income (loss), net	58,465,055		153,814,581		51,771,478		142,409,542
Profit sharing in associates	76,830		106,996		212,042		106,996
Net (loss) income	(76,865,390)		43,974,255		(141,691,513)		75,216,721
Depreciation and amortization of wells, pipelines, properties, plant and equipment	36,654,525		32,587,239		73,088,181		63,624,507
Depreciation of rights of use	91,173		71,547		198,735		147,176
Net periodic cost of employee benefits	11,133,838		10,368,100		22,267,676		21,080,428
Interest income	14,497		23,111		27,992		66,873
Interest cost	8,295,638		(987,293)		9,092,257		(2,417,123)
Total current assets	433,853,339				433,853,339				358,461,569
Total non-current assets	887,955,133				887,955,133				937,978,665
Total current liabilities	1,343,915,054				1,343,915,054				1,170,640,890
Total long-term liabilities	1,683,905,474				1,683,905,474				1,690,119,743
Total equity (deficit)	(1,706,012,056)				(1,706,012,056)				(1,564,320,399)
Industrial Processes
Sales:
Trade	189,639,743		131,327,794		322,336,958		256,729,007
Intersegment	105,832,979		72,386,982		180,519,439		149,458,896
Services income	42,261		30,789		71,044		51,809
(Impairment) of wells, pipelines, properties, plant and equipment, net	338,935		(10,865,572)		497,902		(8,950,886)
Cost of sales	150,350,954		87,689,472		217,688,703		289,862,435
Transfer of goods and services	(6,780,292)		48,669,714		65,065,528		82,804,118
Gross income	152,283,256		56,520,807		220,671,112		24,622,273
Distribution, transportation and sale expenses	2,995,997		579,589		5,558,064		5,887,396
Administrative expenses	9,872,859		8,744,443		20,396,583		21,519,389
Transfer of services	10,975,519		11,022,652		20,785,661		11,022,651
Other revenues	395,870		575,033		1,229,236		1,094,282
Other expenses	39,400		(1,104,786)		118,213		(1,214,077)
Operating income	128,795,351		37,853,942		175,041,827		(11,498,804)
Operating income (loss) after Welfare oil duty	128,795,351		37,853,942		175,041,827		(11,498,804)
Financing income	100,338		95,278		183,022		193,817
Financing (cost)	769,701		920,156		1,701,920		21,481,318
Derivative financial instruments (cost) income, net			66,358				124,196
Foreign exchange income (loss), net	11,798,535		15,932,366		7,859,381		13,005,044
Profit sharing in associates	18,635		0		(360,965)		0
Net (loss) income	139,943,158		53,027,788		181,021,345		(19,657,065)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	1,624,445		1,684,453		3,174,592		3,282,488
Depreciation of rights of use	400,299		669,795		800,598		1,362,873
Net periodic cost of employee benefits	12,225,902		9,576,172		24,960,897		23,796,800
Interest income	109,125		97,263		190,483		196,559
Interest cost	743,472		998,958		1,508,545		1,919,644
Total current assets	556,463,995				556,463,995				390,453,024
Total non-current assets	211,799,591				211,799,591				223,288,730
Total current liabilities	364,244,065				364,244,065				319,308,368
Total long-term liabilities	634,155,659				634,155,659				629,488,968
Total equity (deficit)	(230,136,138)				(230,136,138)				(335,055,582)
Energy Transformation
Sales:
Trade	16,649,604		20,132,624		33,550,169		43,014,520
Intersegment	1,447,561		2,066,820		2,796,066		12,817,193
Services income	19,937		2,287		19,937		3,716
(Impairment) of wells, pipelines, properties, plant and equipment, net	15,756,229		5,257,172		3,205,654		6,750,538
Cost of sales	18,519,816		15,756,588		32,917,804		52,869,419
Transfer of goods and services	16,084,591		16,970,941		26,130,763		16,970,941
Gross income	(731,076)		(5,268,626)		(19,476,741)		(7,254,393)
Distribution, transportation and sale expenses	1,304,143		6,635,523		2,926,115		7,070,774
Administrative expenses	2,418,532		4,017,994		4,466,130		4,347,390
Transfer of services	447,136		1,237,460		892,371		1,237,460
Other revenues	386,143		249,850		607,893		976,148
Other expenses	255,784		(2,595,414)		513,668		(198,329)
Operating income	(4,770,528)		(14,314,339)		(27,667,132)		(18,735,540)
Operating income (loss) after Welfare oil duty	(4,770,528)		(14,314,339)		(27,667,132)		(18,735,540)
Financing income	12,096		8,049		12,096		17,727
Financing (cost)	127,957		243,197		127,957		1,576,414
Foreign exchange income (loss), net	519,995		1,867,270		519,995		783,262
Profit sharing in associates	(18,635)		0		360,965		0
Net (loss) income	(4,385,029)		(12,682,217)		(26,902,033)		(19,510,965)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	153,448		150,247		341,337		311,066
Depreciation of rights of use	661,803		238,123		1,323,607		476,246
Net periodic cost of employee benefits	3,259,844		4,937,157		6,010,593		5,674,891
Total current assets	27,193,248				27,193,248				(2,875,722)
Total non-current assets	22,810,294				22,810,294				11,621,051
Total current liabilities	95,548,855				95,548,855				102,346,767
Total long-term liabilities	70,287,476				70,287,476				65,770,049
Total equity (deficit)	(115,832,789)				(115,832,789)				(159,371,487)
DPRLP
Sales:
Trade	70,106,547		44,627,707		119,122,133		86,773,298
Intersegment	5,478,260		4,085,918		8,003,669		10,157,247
Cost of sales	70,769,776		47,311,295		110,757,741		94,572,264
Gross income	4,815,031		1,402,330		16,368,061		2,358,281
Administrative expenses	498,634		581,534		895,047		982,592
Other revenues	33,908		31,431		40,274		(180,308)
Other expenses	13,915		0		13,915		0
Operating income	4,336,390		852,227		15,499,373		1,195,381
Operating income (loss) after Welfare oil duty	4,336,390		852,227		15,499,373		1,195,381
Financing income	188,760		209,431		335,230		426,661
Financing (cost)	7,681		34,764		15,904		71,636
Derivative financial instruments (cost) income, net	(265,375)		0		(1,894,052)		0
Total taxes and other	8,996		9,175		16,265		11,177
Net (loss) income	4,243,098		1,017,719		13,908,382		1,539,229
Depreciation and amortization of wells, pipelines, properties, plant and equipment	805,563		706,214		1,668,101		1,527,687
Depreciation of rights of use	148,685		164,093		297,144		333,115
Interest income	88,803		72,220		129,927		142,238
Interest cost	7,681		34,764		15,904		71,636
Total current assets	50,106,940				50,106,940				25,532,702
Total non-current assets	34,047,318				34,047,318				36,183,453
Total current liabilities	18,131,726				18,131,726				7,500,117
Total long-term liabilities	7,694,348				7,694,348				4,519,381
Total equity (deficit)	58,328,184				58,328,184				49,696,657
Trading Companies
Sales:
Trade	158,971,308		131,646,697		287,959,699		259,927,115
Intersegment	151,977,931		108,406,353		229,021,369		224,281,594
Services income	375,345		394,286		601,294		757,842
(Impairment) of wells, pipelines, properties, plant and equipment, net	0
Cost of sales	305,841,427		235,542,289		510,238,521		470,693,725
Gross income	5,483,157		4,905,047		7,343,841		14,272,826
Distribution, transportation and sale expenses	466,431		17,778		755,061		32,468
Administrative expenses	848,405		1,094,248		1,646,719		1,788,577
Other revenues	197,260		250,813		409,891		507,452
Other expenses	3,139		2,860		6,349		5,877
Operating income	4,362,442		4,040,974		5,345,603		12,953,356
Operating income (loss) after Welfare oil duty	4,362,442		4,040,974		5,345,603		12,953,356
Financing income	220,692		342,085		441,780		695,473
Financing (cost)	748,762		1,530,749		1,628,226		3,496,866
Derivative financial instruments (cost) income, net	299,206		48,999		(1,577,805)		(326,055)
Foreign exchange income (loss), net	(1,048,415)		(200,661)		(749,172)		(223,535)
Profit sharing in associates	5,447,884		3,490,571		12,954,791		9,372,009
Total taxes and other	915,034		(48,318)		80,179		1,070,696
Net (loss) income	7,618,013		6,239,537		14,706,792		17,903,686
Depreciation and amortization of wells, pipelines, properties, plant and equipment	52,932		69,531		106,889		139,530
Depreciation of rights of use	218,954		380,473		437,247		441,240
Net periodic cost of employee benefits	(319)		(2,679)		900		(1,121)
Interest income	132,780		198,028		259,489		401,099
Interest cost	430,984		1,080,519		982,139		2,554,461
Total current assets	234,104,462				234,104,462				207,960,075
Total non-current assets	139,351,156				139,351,156				130,083,074
Total current liabilities	209,352,205				209,352,205				184,622,246
Total long-term liabilities	1,178,741				1,178,741				1,107,814
Total equity (deficit)	162,924,672				162,924,672				152,313,089
Other Operating Subsidiary Companies
Sales:
Trade	9,813,464		9,153,413		15,487,056		13,669,096
Intersegment	16,525,510		13,616,273		28,845,834		64,035,152
Services income	131,832		136,746		332,007		266,567
(Impairment) of wells, pipelines, properties, plant and equipment, net	(2,472,470)		0		(4,402,726)		0
Cost of sales	39,090,082		34,360,873		64,265,911		67,231,106
Transfer of goods and services	(8,685,603)		(8,798,859)		(21,677,425)		(8,798,860)
Gross income	(6,406,143)		(2,655,582)		(2,326,315)		19,538,569
Distribution, transportation and sale expenses	(48,767)		249,007		(25,513)		316,864
Administrative expenses	27,747,234		35,230,366		52,759,456		63,292,687
Transfer of services	(14,686,719)		(58,001,090)		(33,297,002)		(58,001,090)
Other revenues	(373,677)		1,595,181		377,445		3,122,067
Other expenses	(19,662)		6,890,103		(17,040)		198,191
Operating income	(19,771,906)		14,571,213		(21,368,771)		16,853,984
Operating income (loss) after Welfare oil duty	(19,771,906)		14,571,213		(21,368,771)		16,853,984
Financing income	21,332,922		31,291,696		47,174,345		109,510,086
Financing (cost)	23,813,698		34,336,018		62,010,660		93,300,771
Derivative financial instruments (cost) income, net	(4,359,412)		(3,442,676)		(652,884)		(26,612,337)
Foreign exchange income (loss), net	(20,468,118)		(36,728,501)		(19,070,030)		(36,347,247)
Profit sharing in associates	59,853,341		76,153,177		32,168,531		52,427,664
Total taxes and other	115,975		117,674		297,778		294,994
Net (loss) income	12,657,154		47,391,217		(24,057,247)		22,236,385
Depreciation and amortization of wells, pipelines, properties, plant and equipment	5,291,731		2,296,248		9,361,719		4,512,674
Depreciation of rights of use	165,322		164,455		321,612		306,939
Net periodic cost of employee benefits	12,768,353		11,605,573		25,535,172		23,728,122
Interest income	1,668,918		1,817,572		4,357,956		4,601,820
Interest cost	23,140,574		$ 33,473,579		47,939,721		$ 70,856,694
Total current assets	2,160,042,676				2,160,042,676				1,734,731,765
Total non-current assets	(120,761,883)				(120,761,883)				(46,660,527)
Total current liabilities	1,785,906,649				1,785,906,649				1,460,294,877
Total long-term liabilities	1,619,415,036				1,619,415,036				1,646,039,669
Total equity (deficit)	$ (1,366,040,892)				$ (1,366,040,892)				$ (1,418,263,308)

[1]	Includes financing income from investments and gains from changes in the discount rate applied to the provision for plugging of wells in 2026 and 2025.
[2]	Includes financing income from investments and gains from changes in the discount rate applied to the provision for plugging of wells in 2026 and 2025.
[3]	Mainly interest on debt.
[4]	Mainly interest on debt.